5 Risk management (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Summary of risk management [Line Items]
Borrowings		R$ 14,185,384	R$ 9,224,174
Certificado de deposito interbancario [member]
Summary of risk management [Line Items]
Borrowings	[1]	7,836,988	1,866,755
Interest benchmark rate [member]
Summary of risk management [Line Items]
Borrowings	[2]	1,619,416	1,675,203
Indice nacional de precos ao consumidor amplo [member]
Summary of risk management [Line Items]
Borrowings	[3]	2,176,547	1,366,134
Taxa de juros a longo prazo [member]
Summary of risk management [Line Items]
Borrowings	[4]	1,517,657	1,381,342
London interbank offered rate [member]
Summary of risk management [Line Items]
Borrowings	[5]	870,337	2,829,073
Interest and charges [member]
Summary of risk management [Line Items]
Borrowings		R$ 164,439	R$ 105,667

[1]	CDI (Certificado de Deposito Interbancario), an interbank deposit certificate
[2]	TR - Interest Benchmark Rate
[3]	IPCA - (Indice Nacional de Precos ao Consumidor Amplo), a consumer price index
[4]	TJLP - (Taxa de Juros a Longo Prazo), a long-term interest rate index
[5]	LIBOR London Interbank Offered Rate